Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	516,520,213.49	26,098
Yield Supplement Overcollateralization Amount 11/30/25	29,669,319.09	0
Receivables Balance 11/30/25	546,189,532.58	26,098
Principal Payments	26,605,717.64	591
Defaulted Receivables	906,987.12	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	27,594,492.35	0
Pool Balance at 12/31/25	491,082,335.47	25,474

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.60%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,762,906.47	375
Past Due 61-90 days	3,494,404.11	126
Past Due 91-120 days	860,655.78	33
Past Due 121+ days	0.00	0
Total	15,117,966.36	534

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	604,516.09
Aggregate Net Losses/(Gains) - December 2025	302,471.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.57%
Second Prior Net Losses/(Gains) Ratio	0.53%
Third Prior Net Losses/(Gains) Ratio	0.92%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	10.23%
Weighted Average Remaining Term	40.46

Flow of Funds	$ Amount
Collections	30,271,905.19
Investment Earnings on Cash Accounts	14,531.43
Servicing Fee	(455,157.94)
Transfer to Collection Account	-
Available Funds	29,831,278.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,841,547.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	852,401.71
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,313,866.05

Total Distributions of Available Funds	29,831,278.68

Servicing Fee	455,157.94
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	510,374,737.18
Principal Paid	25,437,878.02
Note Balance @ 01/15/26	484,936,859.16

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	367,174,737.18
Principal Paid	25,437,878.02
Note Balance @ 01/15/26	341,736,859.16
Note Factor @ 01/15/26	78.6940679%

Class A-4
Note Balance @ 12/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	87,890,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	36,870,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,440,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,079,534.61
Total Principal Paid	25,437,878.02
Total Paid	27,517,412.63

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.32385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	1,487,057.69
Principal Paid	25,437,878.02
Total Paid to A-3 Holders	26,924,935.71

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6961670
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7483385
Total Distribution Amount	22.4445055

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.4243488
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.5775296
Total A-3 Distribution Amount	62.0018784

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	33.51
Noteholders' Third Priority Principal Distributable Amount	724.90
Noteholders' Principal Distributable Amount	241.59

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,072,738.16
Investment Earnings	9,344.69
Investment Earnings Paid	(9,344.69)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16